Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Net loss	$ (51,726)	$ (60,839)
Impairment of Long-Lived Assets to be Disposed of		919
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	23,781	24,343
Stock-based compensation	15,995	16,263
Foreign currency transaction loss (gain)	2,934	1,967
Share in net (profits) losses of associated companies	243	7,343
Unrealized Gain (Loss) on Investments	3,065	1,217
Acquisitions	1,034
Deferred income taxes, net and uncertain tax positions	369	2,810
Other non-cash items, net	761	2,073
Change in cash attributable to changes in operating assets and liabilities:
Accounts receivable, net	18,829	(11,156)
Inventories	(2,783)	(11,161)
Other current assets and prepaid expenses	5,900	(3,777)
Other non-current assets	3,049	4,642
Accounts payable	2,839	(4,360)
Other current liabilities	(7,323)	(8,972)
Deferred revenues	(5,805)	3,715
Other non-current liabilities	(6,261)	(6,194)
Net cash provided by (used in) operating activities	4,901	(41,167)
Cash flows from investing activities
Cash paid for business combinations, net of cash acquired	0	(66,472)
Purchase of property and equipment	(4,807)	(6,546)
Investments in short-term bank deposits	(50,000)	(12,448)
Proceeds from sale of equity method investment	50,000	128,815
Purchase of intangible assets	(1,142)	(464)
Other investing activities	(147)	(58)
Payments to Acquire Long-Term Investments	(8,845)	(6,199)
Net cash used in investing activities	(14,941)	36,628
Cash flows from financing activities
Proceeds from exercise of stock options	153	9
Payment of contingent consideration	(1,037)	(691)
Other financing activities	183	0
Net cash provided by (used in) financing activities	(701)	(682)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(987)	(824)
Net change in cash, cash equivalents and restricted cash	(11,728)	(6,045)
Cash, cash equivalents and restricted cash, beginning of year	82,864	150,686
Cash, cash equivalents and restricted cash, end of year	71,136	144,641
Non-cash investing and financing activities:
Transfer of inventories to fixed assets	1,658	5,612
Transfer of fixed assets to inventories	4,841	118
Stock Issued During Period, Value, Employee Stock Purchase Plan	3,264	3,014
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability		3,009
Reconciliation of cash, cash equivalents and restricted cash reported in the consolidated balance sheets:
Cash and cash equivalents	70,858	144,366
Restricted cash included in other current assets	278	275
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Total	$ 71,136	$ 144,641